STATEMENT OF OPERATIONS	4 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
General and administrative expenses	$ 688,009
Franchise tax expense	21,789
Loss from operations	(709,798)
Other (expense) income:
Net gain from investments held in Trust Account	10,316
Change in fair value of derivative warrant liabilities	(16,168,500)
Transaction costs ? derivative warrant liabilities	(963,332)
Loss before income taxes	(17,831,314)
Income tax benefit	0
Net loss	$ (17,831,314)
Class A common stock
Other (expense) income:
Weighted average shares outstanding, basic (in shares) | shares	34,500,000
Basic net loss per share (in dollars per share) | $ / shares	$ 0
Class B common stock
Other (expense) income:
Weighted average shares outstanding, basic (in shares) | shares	7,764,706
Basic net loss per share (in dollars per share) | $ / shares	$ (2.30)